Treasury Shares (Details) - Schedule of reconciliation of the outstanding number of shares - shares		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Schedule of reconciliation of the outstanding number of shares [Abstract]
Issued and outstanding shares		48,573	143,376
Treasury shares purchased during the year	[1]		(2,350)
Treasury shares purchased during prior years	[1]		(7,000)
Ending balance		48,573	134,026

[1]	The former general shareholders of International General Insurance Holdings Limited - Dubai approved in its extraordinary meeting dated 24 November 2013 the purchase of the company’s own shares up to 15% of the issued shares and to be treated as treasury shares in accordance with the applicable DIFC laws and regulations. Pursuant to the above authorization, 2,350 thousand treasury shares were purchased during 2019 (2018: 7,000 thousand) which were recorded at an amount of USD 5,053 thousand (2018: USD 15,050 thousand). Total treasury shares amount as at 31 December 2019 was USD 20,103 thousand (2018: USD 15,050 thousand) (note 26). During 2020, Treasury shares were eliminated as part of the Business Combination Agreement.